Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Common Stock Reflected on Balance Sheet Reconciled

As of September 30, 2024 and December 31, 2023, the shares of common stock reflected on the unaudited condensed balance sheets are reconciled in the following table.

Ending Balance as of December 31, 2022	$118,466,326
Redemption of Class A common stock	(64,238,888)
Remeasurement of carrying value to redemption value	6,552,136
Due from Sponsor	447,229
Ending Balance as of December 31, 2023	61,226,803
Redemption of Class A common stock	(36,281,990)
Remeasurement of carrying value to redemption value	615,511
Due from Sponsor	361,843
Ending Balance as of March 31, 2024	25,922,167
Remeasurement of carrying value to redemption value	340,437
Ending Balance as of June 30, 2024	26,262,604
Remeasurement of carrying value to redemption value	343,991
Ending Balance as of September 30, 2024	$26,606,595

As of December 31, 2023 (restated) and 2022, the shares of common stock reflected on the balance sheet are reconciled in the following table.

Gross Proceeds	$115,000,000
Less:
Proceeds allocated to public warrants	(1,067,463)
Temporary equity offering costs	(5,635,551)
Plus:
Remeasurement of carrying value to redemption value	9,003,014
Ending Balance as of March 31, 2022	117,300,000
Remeasurement of carrying value to redemption value	1,166,326
Ending Balance as of December 31, 2022	118,466,326
Redemption of Class A common stock	(64,238,888)
Remeasurement of carrying value to redemption value	6,552,136
Due from Sponsor	447,229
Ending Balance as of December 31, 2023 (restated)	$61,226,803

Schedule of Basic and Diluted Net Income (Loss) Per Common Share

The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Three Months Ended		Three Months Ended
	September 30, 2024		September 30, 2023
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share of common stock Numerator: Interest	$287,584	$-	$1,232,507	$-
Less: Allocation of expenses	(163,413)	(247,298)	(406,478)	(164,803)
Less: Accretion of carrying value to redemption value	(649,442)	-	-	-
Total	$(525,271)	$(247,298)	$826,029	$(164,803)
Basic and diluted net income (loss) per share of common stock	$(0.23)	$(0.07)	$0.10	$(0.05)

	Nine Months Ended		Nine Months Ended
	September 30, 2024		September 30, 2023
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share of common stock Numerator: Interest	$1,107,012	$-	$3,989,390	$-
Less: Allocation of expenses	(513,195)	(631,822)	(1,263,723)	(420,768)
Less: Accretion of carrying value to redemption value	(649,442)	-	-
Total	$(55,625)	$(631,822)	$2,725,667	$(420,768)
Basic and diluted net income (loss) per share of common stock	$(0.02)	$(0.18)	$0.26	$(0.12)

The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share of common stock Numerator: Interest	$4,953,545	$-	$1,676,585	$-
Less: Allocation of net income (loss), as adjusted	(2,982,080)	(560,177)	(1,323,201)	(228,369)
Total	$(1,971,465)	$(560,177)	$353,384	$(228,369)
Basic and diluted net income (loss) per share of common stock	$0.21	$(0.16)	$0.03	$(0.07)